JPMorgan Developed International Value Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI EAFE VALUE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	47.58%	15.80%	8.58%
Class R2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	46.73%	14.78%	7.73%
Class R2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	28.80%	12.48%	6.76%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	48.52%	16.55%	9.30%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	48.70%	16.66%	9.42%